SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment
Product Information [Line Items]
Increase (Decrease) in Derivative Liabilities					$ 2,000
Fair market value of performance warrants	$ 2,899,000				571,807
Fair market value of royalty payments		$ 3,582,000
Fair market value of rare pediatric vouchers	1,150,000	1,150,000	1,150,000		1,150,000
Fair market value of liquidation preference	1,823,000	1,823,000	1,823,000		1,823,000
Impairments of long-lived assets					$ 0		$ 0	$ 0
Number of operating segment | Segment					1		1	1
Cash equivalents							$ 0	$ 0
Allowance for doubtful accounts							0	0
Bad debt expense							0	0
Inventory reserve							0	0
Assets or liabilities measured at fair value on a recurring basis							$ 0	0
Intangible assets useful life							20 years
Revenue			37,215	$ 124,985	$ 271,952	$ 124,985	$ 197,136
Operating Lease, Right-of-Use Asset	$ 1,163,159	$ 1,163,159	1,163,159		1,163,159		$ 1,317,830
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Concentration risk, percentage							100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage								0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk, percentage							100.00%
SPAIN
Product Information [Line Items]
Revenue							$ 71,610
SINGAPORE
Product Information [Line Items]
Revenue							23,080
AUSTRIA
Product Information [Line Items]
Revenue							63,110
SWITZERLAND
Product Information [Line Items]
Revenue							$ 39,336
Royalty [Member]
Product Information [Line Items]
Increase (Decrease) in Derivative Liabilities			380,000		1,396,000
Monte Carlo Simulation Model [Member]
Product Information [Line Items]
Increase (Decrease) in Derivative Liabilities			$ 574,000		$ 1,870,000
Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Derivative liability measurement input term	6 years 2 months 15 days	6 years 2 months 15 days	6 years 2 months 15 days		6 years 2 months 15 days
Measurement Input, Risk Free Interest Rate [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	0.21	0.21	0.21		0.21
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	1.19	1.19	1.19		1.19
Measurement Input, Price Volatility [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	78.93	78.93	78.93		78.93
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	69.62	69.62	69.62		69.62
Measurement Input, Expected Dividend Rate [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	0	0	0		0
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	0	0	0		0
Measurement Input, Discount Rate [Member]
Product Information [Line Items]
Derivative Liability, Measurement Input	20.6	20.6	20.6		20.6
Measurement Input, Expected Term [Member]
Product Information [Line Items]
Derivative liability measurement input term	5 years	5 years	5 years		5 years